Bitcoin intangible assets (Tables)	9 Months Ended
Feb. 28, 2022
Bitcoin intangible assets (Tables)
Schedule Of Revenue From Digital Currency Mining
	Three Months Ended	Nine Months Ended
	February 28,	February 28,
Bitcoin Held	2022	2022
Opening balance	$16,186	$-
Additions earned	27,193	48,397
Remittance as cost of sales	(11,091)	(15,132)
Impairment	(3,644)	(4,621)
Ending balance	$28,644	$28,644